Derivative Instruments and Hedging Activities - Effect of Gains (Losses) on Cross Currency Swaps (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Total realized and unrealized gains (losses) on derivative instruments	$ (6,128)	$ 29,926	$ (43,173)	$ (166,967)
Cross Currency Interest Rate Contract Maturity And Partial Termination
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses	0	0	(25,733)	(32,628)
Cross Currency Interest Rate Contract
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses	(4,234)	(5,612)	(16,369)	(15,551)
Unrealized gains	41,653	40,019	91,749	93,232
Total realized and unrealized gains (losses) on derivative instruments	$ 37,419	$ 34,407	$ 49,647	$ 45,053